Document and Entity Information	Dec. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2020
Current Fiscal Year End Date	--06-30
Entity Registrant Name	Great Elm Capital Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16073
Entity Tax Identification Number	94-3219054
Entity Address, Address Line One	800 South Street
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001082506
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GEC
Security Exchange Name	NASDAQ